361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 107.0%
	BASIC MATERIALS — 7.2%
698	Air Products and Chemicals, Inc.[1]	$186,199
4,897	Freeport-McMoRan, Inc.[1]	131,778
1,425	Linde PLC[1,2]	349,695
980	Newmont Corp.[1]	58,408
434	Sherwin-Williams Co.[1]	300,241
		1,026,321
	COMMUNICATIONS — 15.0%
21	Alphabet, Inc. - Class A*[1]	38,375
16	Alphabet, Inc. - Class C*[1]	29,372
99	Amazon.com, Inc.*[1]	317,414
2,194	AT&T, Inc.[1]	62,814
2,064	CDW Corp.[1]	271,746
1,440	Comcast Corp. - Class A1	71,381
173	Facebook, Inc. - Class A*[1]	44,691
13,368	Fluent, Inc.*[1]	72,455
4,563	New York Times Co. - Class A1	226,279
660	Spotify Technology S.A.*[1,2]	207,900
1,319	T-Mobile US, Inc.*[1]	166,299
425	Uber Technologies, Inc.*[1]	21,645
647	Ubiquiti, Inc.[1]	199,270
7,476	Verizon Communications, Inc.[1]	409,311
		2,138,952
	CONSUMER, CYCLICAL — 21.9%
1,858	Boot Barn Holdings, Inc.*[1]	106,352
167	Chipotle Mexican Grill, Inc.*[1]	247,160
2,250	Copart, Inc.*[1]	246,937
592	Costco Wholesale Corp.[1]	208,639
5,413	Fastenal Co.[1]	246,779
1,296	Five Below, Inc.*[1]	227,746
1,675	GrowGeneration Corp.*[1]	72,343
535	Lululemon Athletica, Inc.*[1]	175,844
2,054	NIKE, Inc. - Class B1	274,394
400	Peloton Interactive, Inc. - Class A*[1]	58,452
2,006	Ross Stores, Inc.[1]	223,248
3,135	Sonos, Inc.*[1]	81,980
404	Tesla, Inc.*[1]	320,586
4,273	TJX Cos., Inc.[1]	273,643
2,963	Toro Co.[1]	279,263
633	Walmart, Inc.[1]	88,930
		3,132,296

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL — 34.4%
7,348	Altria Group, Inc.[1]	$301,856
127	Boston Beer Co., Inc. - Class A*[1]	116,445
3,360	Bruker Corp.[1]	194,510
761	Chegg, Inc.*[1]	72,493
1,501	Church & Dwight Co., Inc.[1]	126,729
294	CoStar Group, Inc.*[1]	264,515
1,466	Ecolab, Inc.[1]	299,812
253	Elanco Animal Health, Inc.*[1]	7,345
1,064	Estee Lauder Cos., Inc. - Class A1	251,796
1,431	Exact Sciences Corp.*[1]	196,276
2,310	General Mills, Inc.[1]	134,211
18	Graham Holdings Co. - Class B1	10,226
5,826	Harrow Health, Inc.*[1]	52,434
2,227	Hershey Co.[1]	323,895
167	Hormel Foods Corp.[1]	7,826
124	IHS Markit Ltd.[1,2]	10,798
32	Insulet Corp.*[1]	8,550
2,779	Ionis Pharmaceuticals, Inc.*[1]	166,934
4,427	Kroger Co.[1]	152,731
4,051	Merck & Co., Inc.[1]	312,211
2,658	Monster Beverage Corp.*[1]	230,794
866	Novocure Ltd.*[1,2]	139,391
6,841	Pfizer, Inc.[1]	245,592
2,068	Progyny, Inc.*[1]	96,720
1,771	Sage Therapeutics, Inc.*[1]	142,831
848	Square, Inc. - Class A*[1]	183,134
16,006	Stereotaxis, Inc.*[1]	76,989
2,602	Sysco Corp.[1]	186,069
1,003	Tandem Diabetes Care, Inc.*[1]	92,928
4,475	Terminix Global Holdings, Inc.*[1]	213,368
3,893	Tyson Foods, Inc. - Class A1	250,359
125	UnitedHealth Group, Inc.[1]	41,697
		4,911,465
	ENERGY — 2.3%
23,446	Antero Midstream Corp.[1]	189,912
791	Enphase Energy, Inc.*[1]	144,239
		334,151
	FINANCIAL — 5.7%
10,969	Arbor Realty Trust, Inc. - REIT[1]	156,418
1,607	Assured Guaranty Ltd.[1,2]	57,450
522	Erie Indemnity Co. - Class A1	126,898

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
830	eXp World Holdings, Inc.*[1]	$88,470
3,811	NMI Holdings, Inc. - Class A*[1]	80,831
1,558	Stewart Information Services Corp.[1]	72,260
13,392	TFS Financial Corp.[1]	236,637
		818,964
	INDUSTRIAL — 8.6%
2,589	C.H. Robinson Worldwide, Inc.[1]	221,515
476	Expeditors International of Washington, Inc.[1]	42,611
2,580	Garmin Ltd.[1,2]	296,339
7,327	Gentex Corp.[1]	242,157
1,908	Landstar System, Inc.[1]	265,975
8,178	Orion Energy Systems, Inc.*[1]	80,063
822	Trex Co., Inc.*	75,435
		1,224,095
	TECHNOLOGY — 9.1%
416	Advanced Micro Devices, Inc.*[1]	35,626
3,118	Apple, Inc.	411,451
1,084	Jack Henry & Associates, Inc.[1]	156,953
4,714	Medallia, Inc.*[1]	195,631
1,488	Microsoft Corp.[1]	345,157
1,109	nCino, Inc.*[1]	79,515
12,389	Smith Micro Software, Inc.*[1]	78,794
		1,303,127
	UTILITIES — 2.8%
149	Alliant Energy Corp.[1]	7,249
5,032	Genie Energy Ltd. - Class B1	37,136
10,722	Spark Energy, Inc. - Class A1	117,620
6,555	UGI Corp.[1]	235,915
		397,920
	TOTAL COMMON STOCKS
	(Cost $13,676,317)	15,287,291

Principal Amount
	SHORT-TERM INVESTMENTS — 27.2%
$3,890,693	UMB Money Market Fiduciary, 0.01%[3]	3,890,693
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,890,693)	3,890,693

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Value
TOTAL INVESTMENTS — 134.2%
(Cost $17,567,010)	$19,177,984
Liabilities in Excess of Other Assets — (34.2)%	(4,886,937)
TOTAL NET ASSETS — 100.0%	$14,291,047

Number of Shares
	SECURITIES SOLD SHORT — (33.4)%
	COMMON STOCKS — (33.4)%
	BASIC MATERIALS — (1.2)%
(6,717)	Chemours Co.	(176,926)
	COMMUNICATIONS — (3.3)%
(12,568)	CommScope Holding Co., Inc.*	(184,624)
(6,310)	DISH Network Corp. - Class A*	(183,116)
(13,709)	Ribbon Communications, Inc.*	(100,213)
		(467,953)
	CONSUMER, CYCLICAL — (8.6)%
(2,341)	American Airlines Group, Inc.	(40,195)
(6,357)	At Home Group, Inc.*	(154,920)
(3,449)	Brunswick Corp.	(298,201)
(7,093)	Harley-Davidson, Inc.	(284,358)
(5,992)	Lumber Liquidators Holdings, Inc.*	(167,536)
(11,684)	Newell Brands, Inc.	(280,650)
		(1,225,860)
	CONSUMER, NON-CYCLICAL — (7.1)%
(2,942)	2U, Inc.*	(120,328)
(5,036)	Acadia Healthcare Co., Inc.*	(255,224)
(12,916)	Applied Genetic Technologies Corp.*	(50,889)
(1,527)	Avis Budget Group, Inc.*	(63,126)
(944)	Bioxcel Therapeutics, Inc.*	(43,726)
(4,545)	Kala Pharmaceuticals, Inc.*	(33,769)
(10,514)	Lannett Co., Inc.*	(81,484)
(6,851)	Macquarie Infrastructure Corp.	(190,389)
(5,102)	Molecular Templates, Inc.*	(58,418)
(563)	Nkarta, Inc.*	(22,329)
(1,485)	Tivity Health, Inc.*	(33,487)
(5,801)	WaVe Life Sciences Ltd.*[2]	(58,996)
		(1,012,165)
	ENERGY — (2.6)%
(10,773)	EQT Corp.	(175,708)
(10,199)	Equitrans Midstream Corp.	(67,823)
(16,963)	Exterran Corp.*	(73,280)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY (Continued)
(603)	First Solar, Inc.*	$(59,788)
		(376,599)
	FINANCIAL — (0.4)%
(4,031)	Legacy Housing Corp.*	(57,119)
	INDUSTRIAL — (6.1)%
(884)	Acuity Brands, Inc.	(106,292)
(9,981)	Cornerstone Building Brands, Inc.*	(113,584)
(1,017)	Generac Holdings, Inc.*	(250,609)
(18,012)	GrafTech International Ltd.	(174,716)
(5,439)	Harsco Corp.*	(90,451)
(5,732)	Mistras Group, Inc.*	(39,608)
(15,329)	NN, Inc.*	(92,434)
		(867,694)
	TECHNOLOGY — (4.1)%
(2,005)	Lumentum Holdings, Inc.*	(188,069)
(3,889)	NCR Corp.*	(129,737)
(4,715)	Western Digital Corp.	(266,067)
		(583,873)
	TOTAL COMMON STOCKS
	(Proceeds $4,499,507)	(4,768,189)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $4,499,507)	$(4,768,189)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts
US – United States

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $14,760,130, which represents 103.28% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.